Fees Summary	Oct. 30, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 13,201,000
Previously Paid Amount	0.00
Total Fee Amount	2,021.07
Total Offset Amount	0.00
Net Fee	2,021.07
Narrative - Max Aggregate Offering Price	$ 13,201,000
Final Prospectus	true